Leases - Summary of information about leases of lessor in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessor [abstract]
Interest on lease receivables	£ 6	£ 9	£ 11
Income from sub-leasing right-of-use assets (within other income)	£ 2	£ 7	£ 17